Related party transactions and Directors' remuneration - Group's financial statements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Total income	£ 13,600	£ 13,730	[1]	£ 14,202	[1]
Credit impairment charges and other provisions	(643)	(1,553)	[1]	(1,477)	[1]
Operating expenses	(11,739)	(10,678)	[1]	(11,467)	[1]
Assets	877,700	1,129,343	[2]
Liabilities	829,989	1,063,609	[2]
Barclays Bank Group [member]
Disclosure of transactions between related parties [line items]
Operating expenses	(11,739)	(10,678)		£ (11,467)
Assets	877,700	1,129,343	[3]
Liabilities	829,989	1,063,609	[3]
Parent [member] | Barclays Bank Group [member]
Disclosure of transactions between related parties [line items]
Total income	(416)	3
Credit impairment charges and other provisions	0	0
Operating expenses	(122)	(999)
Assets	727	716
Liabilities	21,405	24,205
Fellow subsidiaries [member] | Barclays Bank Group [member]
Disclosure of transactions between related parties [line items]
Total income	(3)	1
Credit impairment charges and other provisions	0	0
Operating expenses	(3,630)	(4,009)
Assets	1,091	163
Liabilities	2,058	1,015
Associates [member] | Barclays Bank Group [member]
Disclosure of transactions between related parties [line items]
Total income	0	(20)
Credit impairment charges and other provisions	0	2
Operating expenses	(1)	0
Assets	12	2
Liabilities	85	75
Joint Ventures [member] | Barclays Bank Group [member]
Disclosure of transactions between related parties [line items]
Total income	7	61
Credit impairment charges and other provisions	0	0
Operating expenses	(7)	(23)
Assets	1,288	1,048
Liabilities	2	2
Pension funds [member] | Barclays Bank Group [member]
Disclosure of transactions between related parties [line items]
Total income	3	4
Credit impairment charges and other provisions	0	0
Operating expenses	0	0
Assets	3	2
Liabilities	£ 139	£ 162

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.

[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[3]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.